LEASES (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
LEASES [Abstract]
ROU asset offsetting					$ 0	$ 593,900
Right of use assets obtained in exchange for operating lease liability					$ 0	593,900
Incremental borrowing rate					7.01%
Remaining useful life					2 years 2 months 1 day
Lease Assets [Abstract]
Lease assets	$ 806,600		$ 806,600		$ 353,200	$ 507,100
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Assets		Assets		Assets	Assets
Total lease assets	$ 806,600		$ 806,600		$ 353,200	$ 507,100
Lease Liabilities [Abstract]
Operating lease liabilities, current	$ 276,900		$ 276,900		$ 160,300	$ 149,400
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current		Liabilities, Current		Liabilities, Current	Liabilities, Current
Operating lease liabilities, non-current	$ 530,300		$ 530,300		$ 201,600	$ 362,100
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities		Liabilities		Liabilities	Liabilities
Total lease liabilities	$ 807,200		$ 807,200		$ 361,900	$ 511,500
Lease Costs [Abstract]
Operating lease costs	66,700	$ 44,900	111,600	$ 89,700	179,500	104,700
Total lease costs	109,900	$ 83,600	193,400	$ 165,400	179,500	104,700
Minimum Commitment Under Company leases [Abstract]
2024	338,700		338,700		180,400
2025	189,200		189,200		185,800
2026	159,300		159,300		31,300
Total future minimum lease payments	912,800		912,800		397,500
Amount representing interest	105,600		105,600		35,600
Total lease liabilities	$ 807,200		$ 807,200		$ 361,900	$ 511,500